Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

(In thousands, except per share data)	2011	2010	2009
Net income	$77,575	$63,329	$73,069
Less: Preferred stock dividends and discount accretion	4,128	19,643	19,556
Less: Non-cash deemed preferred stock dividend	—	11,361	—

Net income applicable to common shares - Basic (A)	73,447	32,325	53,513
Add: Dividends on convertible preferred stock	—	—	4,000

Net income applicable to common shares - Diluted (B)	73,447	32,325	57,513

Weighted average common shares outstanding (C)	35,355	30,057	24,010
Effect of dilutive potential common shares	8,636	1,513	2,335

Weighted average common shares and effect of dilutive potential common shares (D)	43,991	31,570	26,345

Net income per common share:
Basic (A/C)	$2.08	$1.08	$2.23

Diluted (B/D)	$1.67	$1.02	$2.18